INTEREST RATE RISK	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INTEREST RATE RISK

2.	INTEREST RATE RISK

The Company is engaged principally in providing first mortgage and other types of loans to individuals and businesses.  The shorter duration of interest-sensitive liabilities indicates that in a rising rate environment the Company is exposed to interest rate risk because liabilities may be re-pricing faster at higher interest rates, thereby reducing the market value of long-term assets and net interest income. In a falling rate environment the market value of long-term assets and net interest income may be increased.

Management has the intent to hold loans and has strategies to hedge interest rate risk.  Management is pricing CD specials in the longer-term products and continues to focus on consumer and commercial loans, checking, savings and money market deposits to manage interest rate risk.  Management may periodically decide to sell loans to manage changes in interest rates.

The Bank’s interest rate risk position is currently within the limits established by the Board of Directors.